Investment security (Tables)	12 Months Ended
Dec. 31, 2017
Investment security
Schedule of investment security
	As of December 31,
	2016	2017
	RMB	RMB
Balance at the beginning of the year	135,952	79,298
Recognition of unrealized (loss)/gain	(68,309)	14,411
Foreign currency transaction adjustments, net of nil tax	11,655	(4,776)
Balance at the end of the year	79,298	88,933